Putnam
Equity
Income
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Equity Income Fund's class A shares were ranked in the top 22% by Lipper Analytical Services for the 5-year period ended December 31, 1998. The shares ranked 18 out of 84 equity income funds ranked.*


* "[Fund Manager Edward] Bousa's search for value has been fruitful enough to garner above-average returns. . . The fund's low-risk approach has been a boon for performance in 1998 as well. Its below-average equity allocation helped the fund hold its ground better than most in the group when the stock market tanked in the third quarter."

                                     -- Morningstar Mutual Funds,
                                        November 20, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

15 Portfolio holdings

39 Financial statements


* Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. For the 1-year period ended 12/31/98, the fund ranked 92 out of 222 funds, for the 3-year period, the fund ranked 47 out of 147 funds, and for the 10-year period, the fund ranked 23 out of 41 funds. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Amid the market turbulence of the past year, Putnam Equity Income Fund was able to give a respectable account of itself while adhering steadfastly to its investment style. Your fund's management team achieved these positive results by making some timely portfolio moves and taking advantage of a number of opportunities created by the market's volatility during the fiscal year that ended on November 30, 1998.

To increase stability in the current market environment, for example, the managers increased the allocation to consumer and electric utility stocks. To take advantage of attractive prices created during market declines, they were able to raise the fund's weighting in the hard-hit technology sector. While the positive results of some of these choices were immediately apparent, other selections were made in the expectation of a future payback.

In the following report, your fund's management team reviews the fiscal year's performance and provides commentary on prospects for the year ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Managers
Edward P. Bousa, Lead Manager
James M. Prusko
David L. Waldman
Jeffrey J. Kobylarz

The second half of Putnam Equity Income Fund's fiscal year encompassed one of the most volatile investment environments in quite some time. It has been a remarkable year in terms of external events affecting valuations in the stock market. The Asian financial crisis that started in 1997 began to erode global economic and market conditions, which were hit again by Russia's August default on some of its debt and the sharp decline of its currency. These events -- along with the high-profile near collapse of a hedge fund in September that helped feed a credit crunch crisis in the fixed-income markets -- prompted the Federal Reserve Board to pursue an aggressive policy of interest-rate reductions between the end of September and the middle of November. The rate cuts helped spark a tremendous rally in financial assets in October and November 1998.

Amid these swirling storm clouds, Putnam Equity Income Fund benefited from some key strategic moves. The fund's cautious approach, which favors less-volatile, attractively valued dividend-paying stocks, produced a strong return of 12.91% at NAV (6.41% at public offering price) for its class A shares for the fiscal year ended November 30, 1998. For complete performance information, including the returns of all share classes and over longer time periods, please see the tables that begin on page 9.

* FUND BENEFITS FROM SPLIT PERSONALITY OF U.S. ECONOMY

In spite of a general worldwide economic slowdown, the U.S. economy posted fairly stable overall growth during your fund's fiscal year. Looking more closely, we can see that the economy's performance diverged along two different paths. On the positive side was the noncyclical portion of the economy -- those areas that don't typically move in concert with the economic cycle -- as well as cyclical industries that cater to the consumer, such as automobiles and housing. Noncyclical sectors were generally immune to the negative influence of the ongoing Asian financial crisis. On the less positive side, more cyclical sectors of the economy such as commodities, oil, and capital goods were disappointing; as the Asian slowdown ate into demand for these products, their prices went into a free fall.

Fortunately, by remaining on top of these trends, we were able to make some timely portfolio shifts that helped boost the fund's performance. Specifically we significantly increased the fund's consumer industry and electric utility stocks earlier in the year and were rewarded with stable performance when the market declined. Stocks in both sectors benefited from the steady earnings growth their companies tend to provide, with electric utilities offering the added bonus of solid yields. In gyrating markets, these were the types of defensive characteristics toward which investors gravitated.

* MARKET TURMOIL CREATES INVESTMENT OPPORTUNITIES

As it fell through the third quarter and into the beginning of the fourth quarter of 1998, the market presented us with a number of opportunities to buy cheap stocks of solid companies. When the market hit bottom, we reallocated assets from the more defensive areas and invested them in sectors that had been beaten down, most notably finance. The credit crunch and illiquidity in the market hurt these stocks in the market downdraft. However, when the Fed chose to cut short-term interest rates three times, investors were reassured. As a result, liquidity returned to both the equity and credit markets, helping to stabilize financial markets overall and these finance stocks in particular.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance            21.7%

Utilities          12.1%

Oil and gas         8.9%

Pharmaceuticals     6.1%

Food and
beverages           4.4%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


Stocks of bank and brokerage firms went on to post a significant rally and buoy the fund's performance. Investments in Morgan Stanley and BankAmerica were among the enormous value opportunities the fund was able to ride to gains over the past few months. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Another area that proved fruitful was technology, a sector in which your fund was overweighted relative to many other equity income funds. Here we looked for companies selling products that offered a competitive advantage. Asian producers of lower-priced electronic components have been unable to afford capital equipment upgrades to keep pace with rapid change and short product cycles. Hence firms such as Texas Instruments benefited as domestic semiconductor manufacturers enjoyed a significant rebound. Sun Microsystems with its Java Internet software also performed quite well, as did GTE, the large telecommunications concern that is merging with Bell Atlantic. Other companies involved with mergers also contributed to positive performance, including Mobil and Exxon.

While the fund generally avoided cyclical areas that lagged, it did have some exposure to industries that struggled. Airline stocks, for example, were hurt by concerns related to capacity and the feared effects of a potential domestic economic slowdown in 1999. The fund's commodity-based investments such as paper and chemical companies suffered from oversupply and dampened demand. Hospital-oriented companies stumbled over regulatory issues, and in the retail sector, Sears did not meet earnings expectations because of merchandising problems.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 EQUITY HOLDINGS

BankAmerica Corp.
Insurance and finance

Philip Morris Cos., Inc.
Consumer non durables

GTE Corp.
Utilities

Bristol-Myers Squibb Co.
Pharmaceuticals

Citigroup, Inc.
Insurance and finance

Exxon Corp.
Oil and gas

IBM Corp.
Computer services and software

Mobil Corp.
Oil and gas

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 18.0% of the fund's net assets as of 11/30/98. Portfolio holdings will vary over time.



* MORE VOLATILITY -- AND OPPORTUNITY -- ON HORIZON

Looking ahead to fiscal 1999, we believe the markets will remain volatile as investors continue to sort out the short- and long-term ramifications of the ongoing Asian dilemma. Yet we believe it will also be an especially exciting time for value investors because volatility can breed opportunity, much as it did in the latter part of the fiscal year with finance stocks. The U.S. stock market should benefit from having unusually low interest rates at its back, and we expect to see economic growth sustained or revived worldwide.

We are optimistic about the fund's current positioning because it is diversified in companies in such fields as technology and health care that in our opinion should participate in growth. The fund also holds investments in stocks that generally offer attractive yields, specifically those of electric and telephone utilities. Both industries also offer significant consolidation potential, with stocks selling at unusually low valuations.

In sum, the fund seeks to combine significant downside protection if the market is weak but also has exposure to companies that we expect to perform well if the market continues to recover. It is important to note, however, that more conservative stock funds such as this one will not likely keep up with broad market averages such as the Standard & Poor's 500(R) Index if the market is extremely strong.

For us, regardless of market and economic conditions, the job remains the same. We will continue to scour the markets for investments that offer "cheapness and change," relying on intensive research and -- most importantly -- extensive company visits to find the best ideas available in the marketplace.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Income Fund is designed for investors seeking high current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A           Class B           Class M
(inception date)               (6/15/77)         (9/13/93)         (12/2/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      12.91%    6.41%   12.04%    7.04%   12.35%    8.41%
------------------------------------------------------------------------------
5 years                    135.08   121.54   126.69   124.69   128.97   120.86
Annual average              18.64    17.24    17.78    17.58    18.02    17.17
------------------------------------------------------------------------------
10 years                   285.50   263.22   256.35   256.35   264.92   252.09
Annual average              14.45    13.77    13.55    13.55    13.82    13.41
------------------------------------------------------------------------------
Life of fund              1185.78  1111.62   958.47   958.47  1015.95   976.62
Annual average              12.64    12.33    11.62    11.62    11.90    11.71
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                             Standard
                                             & Poor's        Consumer
                                            500 Index       Price Index
------------------------------------------------------------------------------
1 year                                        23.66%           1.55%
------------------------------------------------------------------------------
5 years                                      181.26           12.48
Annual average                                22.98            2.38
------------------------------------------------------------------------------
10 years                                     457.61           36.33
Annual average                                18.75            3.15
------------------------------------------------------------------------------
Life of fund                                2473.57          170.18
Annual average                                16.37            4.75
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
11/30/88

                Fund's class A      S&P 500        Consumer Price
Date            shares at POP        Index             Index

11/30/88             9,425          10,000            10,000
11/30/89            11,094          13,084            10,466
11/30/90             9,923          12,631            11,122
11/30/91            11,821          15,199            11,455
11/30/92            13,199          18,007            11,804
11/30/93            15,451          19,826            12,120
11/30/94            15,697          20,033            12,444
11/30/95            20,904          27,441            12,768
11/30/96            26,121          35,087            13,184
11/30/97            32,167          45,092            13,425
11/30/98           $36,322         $55,761           $13,633


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $35,635 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $36,492 ($35,209 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION
for 12 months ended 11/30/98

                             Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)          4             4            4
------------------------------------------------------------------------------
Income                       $0.280        $0.163       $0.199
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.772         0.772        0.772
------------------------------------------------------------------------------
Short-term                       --            --           --
------------------------------------------------------------------------------
 Total                       $1.052        $0.935       $0.971
------------------------------------------------------------------------------
Share value:               NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
11/30/97                   $16.04  $17.02  $15.95   $15.96   $16.54
------------------------------------------------------------------------------
11/30/98                    16.94   17.97   16.83    16.85    17.46
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       1.65%   1.56%   0.95%    1.16%    1.12%
------------------------------------------------------------------------------
Current 30-day SEC yield2    1.79    1.69    1.06     1.28     1.24
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (6/15/77)         (9/13/93)         (12/2/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      12.69%    6.19%   11.89%    6.89%   12.21%    8.27%
------------------------------------------------------------------------------
5 years                    135.75   122.24   127.03   125.03   129.75   121.65
Annual average              18.71    17.32    17.82    17.61    18.10    17.26
------------------------------------------------------------------------------
10 years                   284.59   262.38   255.78   255.78   264.02   251.39
Annual average              14.42    13.74    13.53    13.53    13.79    13.39
------------------------------------------------------------------------------
Life of fund              1208.86  1133.37   976.99   976.99  1035.48   995.46
Annual average              12.68    12.37    11.67    11.67    11.94    11.75
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard's & Poor's 500 Index is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE  SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Report of independent accountants
For the fiscal year ended November 30, 1998

To the Trustees and Shareholders of
Putnam Equity Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Equity Income Fund (the "fund") at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 1999




Portfolio of investments owned
November 30, 1998

COMMON STOCKS (88.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            238,500  Raytheon Co. Class B                                                                   $   13,206,938

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,101  PSF Holdings LLC Class A (acquired 10/28/94,
                       cost $39,564) (NON) (RES)                                                                    19,290

Automotive (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            416,200  Ford Motor Co.                                                                             22,995,050
            234,000  General Motors Corp.                                                                       16,380,000
                                                                                                            --------------
                                                                                                                39,375,050

Basic Industrial Products (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            372,800  Deere (John) & Co.                                                                         13,024,700
            249,000  Minnesota Mining & Manufacturing Co.                                                       19,997,813
            389,800  Owens-Illinois, Inc. (NON)                                                                 12,522,325
                                                                                                            --------------
                                                                                                                45,544,838

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             78,700  Comcast Corp. Class A                                                                       3,816,950

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Masco Corp.                                                                                 1,732,500
            230,000  Sherwin Williams Co.                                                                        6,526,250
                                                                                                            --------------
                                                                                                                 8,258,750

Business Equipment and Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            156,800  Xerox Corp.                                                                                16,856,000

Chemicals (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            129,600  Dow Chemical Co.                                                                           12,619,800
            373,600  du Pont (E.I.) de Nemours & Co., Ltd.                                                      21,949,000
            199,000  Eastman Chemical Co.                                                                       11,529,563
                                                                                                            --------------
                                                                                                                46,098,363

Computer Services and Software (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Apple Computer, Inc.                                                                        4,790,625
            559,900  Compaq Computer Corp.                                                                      18,196,750
            301,500  Computer Associates Intl., Inc.                                                            13,341,375
            182,000  IBM Corp.                                                                                  30,030,000
            170,500  Sun Microsystems, Inc. (NON)                                                               12,627,656
                                                                                                            --------------
                                                                                                                78,986,406

Conglomerates (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             37,800  Allied-Signal, Inc.                                                                         1,663,200
            103,600  Temple Inland, Inc.                                                                         5,562,025
                                                                                                            --------------
                                                                                                                 7,225,225

Consumer Durable Goods (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            379,800  Hasbro, Inc.                                                                               13,316,738
                  3  Mothers Work, Inc. (NON)                                                                           36
                                                                                                            --------------
                                                                                                                13,316,774

Consumer Non Durables (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            275,800  Kimberly-Clark Corp.                                                                       14,513,975
            667,550  Philip Morris Cos., Inc.                                                                   37,341,078
                                                                                                            --------------
                                                                                                                51,855,053

Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            206,500  Tribune Co.                                                                                13,241,813

Electronics and Electrical Equipment (3.0%)
--------------------------------------------------------------------------------------------------------------------------
             46,800  Eaton Corp.                                                                                 3,197,025
            229,000  Emerson Electric Co.                                                                       14,885,000
            252,700  Motorola, Inc.                                                                             15,667,400
             18,500  Rockwell Intl. Corp.                                                                          905,344
            262,550  Texas Instruments, Inc.                                                                    20,052,256
                                                                                                            --------------
                                                                                                                54,707,025

Food and Beverages (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            303,000  Anheuser-Busch Cos., Inc.                                                                  18,369,375
            514,000  ConAgra, Inc.                                                                              16,158,875
            214,600  Heinz (H.J.) Co.                                                                           12,513,863
            193,700  Nabisco Holdings Corp. Class A                                                              7,723,788
            265,200  Sara Lee Corp.                                                                             15,481,050
            432,900  Whitman Corp.                                                                               9,794,363
                                                                                                            --------------
                                                                                                                80,041,314

Health Care (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            583,000  Columbia/HCA Healthcare Corp.                                                              14,356,375
            529,500  HEALTHSOUTH Corp. (NON)                                                                     7,115,156
                                                                                                            --------------
                                                                                                                21,471,531

Insurance and Finance (20.9%)
--------------------------------------------------------------------------------------------------------------------------
            306,800  Allstate Corp.                                                                             12,502,100
            277,900  American General Corp.                                                                     19,574,581
            495,000  Bank One Corp.                                                                             25,399,688
            693,352  BankAmerica Corp.                                                                          45,197,889
            128,900  BankBoston Corp.                                                                            5,365,463
            307,100  Charter One Financial, Inc.                                                                 9,117,031
            230,080  CIGNA Corp.                                                                                17,903,100
            667,050  Citigroup, Inc.                                                                            33,477,572
            263,000  Fannie Mae                                                                                 19,133,250
            250,300  First Union Corp.                                                                          15,205,725
            173,500  Hartford Financial Services Group                                                           9,575,031
            348,500  Household International, Inc.                                                              13,635,063
            398,100  KeyCorp                                                                                    12,216,694
            161,000  Lincoln National Corp.                                                                     13,473,688
            152,000  Mercantile Bancorp., Inc.                                                                   6,697,500
             87,000  Merrill Lynch & Co., Inc.                                                                   6,525,000
            121,800  Morgan (J.P.) & Co., Inc.                                                                  13,017,375
            303,800  Morgan Stanley, Dean Witter, Discover and Co.                                              21,190,050
            306,600  PNC Bank Corp.                                                                             15,809,063
            312,700  Reliastar Financial Corp.                                                                  14,696,900
            293,887  Synovus Financial Corp.                                                                     6,483,882
            158,300  The Equitable Companies, Inc.                                                               8,746,075
            369,000  Washington Mutual, Inc.                                                                    14,298,750
            610,300  Wells Fargo Co.                                                                            21,970,800
                                                                                                            --------------
                                                                                                               381,212,270

Medical Supplies and Devices (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            317,200  Baxter International, Inc.                                                                 20,162,025

Oil and Gas (8.8%)
--------------------------------------------------------------------------------------------------------------------------
            199,300  Atlantic Richfield Co.                                                                     13,253,450
            240,161  British Petroleum PLC ADR (United Kingdom)                                                 22,124,832
            176,000  Chevron, Inc.                                                                              14,718,000
            175,800  Conoco, Inc. (NON)                                                                          4,164,263
            209,900  Elf Aquitane ADR (France)                                                                  13,066,275
            247,000  Enron Corp.                                                                                12,982,938
            424,100  Exxon Corp.                                                                                31,834,006
            338,000  Halliburton Co.                                                                             9,928,750
            278,000  Kerr-McGee Corp.                                                                           10,981,000
            319,400  Mobil Corp.                                                                                27,528,288
                                                                                                            --------------
                                                                                                               160,581,802

Paper and Forest Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            390,700  Weyerhaeuser Co.                                                                           19,583,838

Pharmaceuticals (6.1%)
--------------------------------------------------------------------------------------------------------------------------
            450,400  American Home Products Corp.                                                               23,983,800
            279,800  Bristol-Myers Squibb Co.                                                                   34,292,988
            170,000  Merck & Co., Inc.                                                                          26,328,750
            518,270  Pharmacia & Upjohn, Inc.                                                                   26,982,432
                                                                                                            --------------
                                                                                                               111,587,970

Photography (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            161,000  Eastman Kodak Co.                                                                          11,682,563

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            136,000  McGraw-Hill, Inc.                                                                          12,172,000

Real Estate (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            298,800  Equity Residential Properties Trust (R)                                                    12,642,975
            428,900  Starwood Lodging Trust                                                                     13,027,838
                                                                                                            --------------
                                                                                                                25,670,813

Retail (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            225,900  Albertsons, Inc.                                                                           12,890,419
            320,800  Federated Department Stores, Inc. (NON)                                                    13,373,350
            223,100  May Department Stores Co.                                                                  13,455,719
            233,000  Penney (J.C.) Co., Inc.                                                                    12,815,000
            392,200  Sears, Roebuck & Co.                                                                       18,604,988
                                                                                                            --------------
                                                                                                                71,139,476

Telecommunications (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            226,000  ALLTEL Corp.                                                                               11,978,000
            245,000  MediaOne Group Inc. (NON)                                                                   9,922,500
                                                                                                            --------------
                                                                                                                21,900,500

Transportation (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            566,100  Burlington Northern Santa Fe Corp.                                                         19,247,400
            224,200  Delta Air Lines, Inc.                                                                      12,036,738
            369,000  Norfolk Southern Corp.                                                                     11,208,375
            405,300  Ryder System, Inc.                                                                         11,576,381
            182,700  UAL Corp. (NON)                                                                            11,635,706
                                                                                                            --------------
                                                                                                                65,704,600

Utilities (11.9%)
--------------------------------------------------------------------------------------------------------------------------
            374,200  American Telephone & Telegraph Co.                                                         23,317,338
            409,300  Ameritech Corp.                                                                            22,153,363
            256,000  Bell Atlantic Corp.                                                                        14,240,000
            269,834  Duke Energy Corp.                                                                          16,881,490
            107,000  Edison International                                                                        2,942,500
            414,900  Entergy Corp.                                                                              12,161,756
            555,700  GTE Corp.                                                                                  34,453,400
            462,100  OGE Energy Corp.                                                                           12,909,919
            364,000  P P & L Resources, Inc.                                                                     9,941,750
            389,200  Potomac Electric Power Co.                                                                 10,143,525
            405,206  SBC Communications, Inc.                                                                   19,424,563
            470,000  Sempra Energy (NON)                                                                        11,779,375
            187,100  Sprint Corp.                                                                               13,611,525
            363,800  Western Resources, Inc.                                                                    12,710,263
                                                                                                            --------------
                                                                                                               216,670,767
                                                                                                            --------------
                     Total Common Stocks (cost $1,397,740,160)                                              $1,612,089,944

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corp. Pass-through Certificates
     $      214,477    7s, September 1, 2028                                                                $      218,900
          1,505,247    5 1/2s, with due dates from March 1, 2011 to April 1, 2011                                1,483,102
            510,000  Federal National Mortgage Association 5.94s,
                       December 12, 2005                                                                           531,675
                     Federal National Mortgage Association
                       Pass-through Certificates
            739,367    7s, Dwarf, with due dates from January 1, 2011
                       to May 1, 2011                                                                              756,233
          2,309,784    6 1/2s, with due dates from March 1, 2027
                       to November 1, 2028                                                                       2,324,735
            284,099    6 1/2s, Dwarf, November 1, 2010                                                             288,182
            812,219    6s, Dwarf, with due dates from July 1, 2013
                       to October 1, 2013                                                                          813,236
                     Government National Mortgage Association
                       Adjustable Rate Mortgages
            149,235    7 3/8s, with due dates from June 20, 2022 to June 20, 2023                                  151,309
            350,944    7 1/8s, July 20, 2023                                                                       354,454
            518,698    7s, with due dates from September 20, 2024
                       to October 20, 2024                                                                         523,881
            225,133    6s, May 20, 2024                                                                            227,384
              1,075    5 1/2s, April 15, 2028                                                                        1,076
                     Government National Mortgage Association
                       Pass-through Certificates
          2,560,381    8s, with due dates from July 15, 2024
                       to December 15, 2027                                                                      2,663,102
             43,429    7 1/2s, April 15, 2027                                                                       44,841
          4,563,390    7s, with due dates from September 20, 2024
                       to May 15, 2028                                                                           4,661,287
            408,171    6 1/2s, with due dates from February 15, 2026
                       to April 15, 2026                                                                           412,380
            215,000  Government National Mortgage Association 7s, TBA,
                       December 15, 2028                                                                           220,106
                                                                                                            --------------
                                                                                                                15,675,883

U.S. Treasury Obligations (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          1,315,000    6 1/8s, November 15, 2027                                                                 1,482,873
          6,912,900    5 1/2s, August 15, 2028                                                                   7,309,286
          2,970,000    5 1/4s, November 15, 2028                                                                 3,052,596
                     U.S. Treasury Notes
            280,000    6 1/4s, June 30, 2002                                                                       294,437
          1,660,000    6s, July 31, 2002                                                                         1,734,185
            525,000    5 7/8s, September 30, 2002                                                                  546,982
            145,000    5 3/4s, August 15, 2003                                                                     151,593
            202,000    5 5/8s, May 15, 2008                                                                        214,878
          2,135,000    5 5/8s, December 31, 2002 (SEG)                                                           2,209,063
          3,175,000    5 1/2s, May 31, 2003                                                                      3,284,633
          1,385,000    5 1/2s, March 31, 2003                                                                    1,430,013
          1,130,000    5 1/2s, February 28, 2003                                                                 1,165,313
            775,000    5 1/2s, January 31, 2003                                                                    798,979
          1,670,000    5 1/2s, May 31, 2000                                                                      1,690,608
          2,415,000    5 1/4s, August 15, 2003                                                                   2,484,818
          2,610,000    4 3/4s, November 15, 2008                                                                 2,614,072
         14,880,000    4 1/2s, September 30, 2000                                                               14,859,019
          2,620,000    4 1/4s, November 15, 2003                                                                 2,591,337
                                                                                                            --------------
                                                                                                                47,914,685
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $62,931,405)                                                                   $   63,590,568

CORPORATE BONDS AND NOTES (2.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (--%)
--------------------------------------------------------------------------------------------------------------------------
     $       50,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       53,500
              5,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                             5,250
             60,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              65,400
             10,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                        10,600
             60,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                            63,300
                                                                                                            --------------
                                                                                                                   198,050

Aerospace and Defense (--%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 133,650
             30,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                               29,700
             20,000  BE Aerospace, Inc. 144A sr. sub. notes 9 1/2s, 2008                                            21,100
             10,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                              9,800
             10,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       10,100
            360,000  Raytheon Co. notes 6.15s, 2008                                                                366,660
             40,000  Sequa Corp. bonds 8 3/4s, 2001                                                                 41,000
                                                                                                            --------------
                                                                                                                   612,010

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
            205,000  IMC Global, Inc. notes 7.4s, 2002                                                             208,036
             12,786  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)
                       (acquired 9/17/96, cost $12,514) (RES)                                                       12,914
             20,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                     20,600
                                                                                                            --------------
                                                                                                                   241,550

Apparel (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                   19,500

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                           9,450
            405,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                       469,209
            305,000  Ford Motor Co. bonds 6 5/8s, 2028                                                             314,894
             60,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                 62,400
             90,000  Lear Corp. sub. notes 9 1/2s, 2006                                                             98,550
             60,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                                        60,300
             50,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                     48,000
                                                                                                            --------------
                                                                                                                 1,062,803

Banks (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           24,750
             10,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                           10,000
            365,000  First Citizens Bank Capital Trust I company guaranty 8.05s, 2028                              361,350
            250,000  Fuji JGB Inv. LLC 144A FLIRB bonds Ser. A, 9.87s, 2049 (Japan)                                177,723
             10,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                            7,800
              5,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                      4,650
            565,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                                529,614
              5,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                     5,114
            250,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                                   259,575
            300,000  Scotland International Finance 144A sub. notes
                       8.85s, 2006 (Netherlands)                                                                   344,538
            155,000  State Street Institution 144A company guaranty 7.94s, 2026                                    175,696
            230,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                       244,667
            285,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                299,313
            325,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                                335,221
                                                                                                            --------------
                                                                                                                 2,780,011

Basic Industrial Products (--%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                       80,000
             65,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                      68,526
                                                                                                            --------------
                                                                                                                   148,526

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               23,625
             35,000  Affinity Group Holdings sr. notes 11s, 2007                                                    35,000
             25,000  Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007                                   26,500
             30,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                              30,300
             25,000  American Radio Systems Corp. company guaranty 9s, 2006                                         27,125
             25,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                                   27,250
             70,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                         49,700
             10,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                                 8,200
             80,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               83,600
                100  CBS Corp. sub. deb. 11 3/8s, 2009 (PIK)                                                           117
             10,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                                  8,200
             25,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                                             26,500
             20,000  Chancellor Media Corp. sr. sub notes Ser. B, 8 1/8s, 2007                                      20,000
             90,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                 92,025
             25,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                      26,111
             10,000  Comcast Corp. sr. notes sub. 9 1/8s, 2006                                                      10,600
             30,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                       32,400
             60,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                       50,100
             65,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                       47,288
             30,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                        20,100
             40,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                              40,200
             90,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                                92,700
             25,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                        25,500
             10,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                          9,550
              5,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                                  5,375
             40,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                      45,300
             20,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                       20,300
             30,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/1/99), 2004 (STP)                                                         29,850
             10,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                       10,088
             25,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                     27,250
              3,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                    2,970
             10,000  Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                                        10,475
             25,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                       25,375
             10,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                     10,025
             25,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                                           27,500
              5,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                        5,300
            560,000  TCI Communications, Inc. sr. notes 8.65s, 2004                                                641,043
              5,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                         4,450
          1,365,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                         1,483,386
                                                                                                            --------------
                                                                                                                 3,161,378

Building and Construction (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                 30,600
             10,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                 8,500
              5,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                                         5,200
             20,000  Building Materials Corp. 144A sr. notes 8s, 2008                                               20,300
              5,000  D.R. Horton Inc. company guaranty 10s, 2006                                                     5,175
             20,000  GS Superhighway Holdings sr. notes 9 7/8s                                                       8,600
            210,000  Guangdong Enterprises 144A sr. notes 8 7/8s, 2007 (China)                                      84,890
             10,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                    9,900
             25,000  M.D.C. Holdings, Inc. notes Ser. B, 11 1/8s, 2003                                              26,500
             10,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                    7,600
             10,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                            9,700
             25,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                               27,125
                                                                                                            --------------
                                                                                                                   244,090

Business Equipment and Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Cendant Corp. notes 7 1/2s, 2000                                                               30,071
             10,000  Cex Holdings, Inc. 144A sr. sub. notes 9 5/8s, 2008                                             9,600
             30,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                                32,700
              5,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                    4,750
             40,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                44,000
             50,000  U.S. Office Products Co. 144A sr.sub notes 9 3/4s, 2008                                        35,000
              7,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                      7,805
             10,000  United Stationer Supply, Inc. 144A 8 3/8s, 2008                                                10,050
                                                                                                            --------------
                                                                                                                   173,976

Cable Television (--%)
--------------------------------------------------------------------------------------------------------------------------
             51,187  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                     53,490
             50,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                      51,188
             20,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                            21,550
             25,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                 29,250
              5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                                   5,550
             10,000  CSC Holdings, Inc. sr. sub. deb. 7 7/8s, 2018                                                  10,246
             10,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                       7,350
             10,000  TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                       (United Kingdom)                                                                             11,350
                                                                                                            --------------
                                                                                                                   189,974

Chemicals (--%)
--------------------------------------------------------------------------------------------------------------------------
            255,000  Arco Chemical Co. deb. 9.8s, 2020                                                             255,956
            125,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                      130,469
             20,000  Geo Specialty Chemicals 144A sr. sub. notes 10 1/8s, 2008                                      19,400
             20,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                19,650
             15,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                            14,250
              5,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                                          1,000
             10,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                         4,100
              5,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005                               5,250
                                                                                                            --------------
                                                                                                                   450,075

Computer Services and Software (--%)
--------------------------------------------------------------------------------------------------------------------------
            385,000  Dell Computer Corp. deb. 7.1s, 2028                                                           395,672
             30,000  IPC Information Systems sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 11/1/01), 2008 (STP)                                                               18,900
             50,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                      53,000
             20,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       20,000
             10,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                            10,500
             20,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                        20,700
                                                                                                            --------------
                                                                                                                   518,772

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                      70,700
            145,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                               185,330
             95,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                          96,306
            480,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                         484,723
                                                                                                            --------------
                                                                                                                   837,059

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   27,000
             15,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                                      15,375
                                                                                                            --------------
                                                                                                                    42,375

Consumer Non Durables (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            10,300
            100,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                           102,250
             10,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 10,100
             50,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                  48,250
             90,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                                    96,488
            185,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                   195,280
            180,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                                     188,487
             20,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                           19,750
             30,000  Revlon, Inc. 144A sr. notes 9s, 2006                                                           30,900
             35,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                                34,475
            170,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                                175,313
                                                                                                            --------------
                                                                                                                   911,593

Consumer Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                  34,213
             25,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                            27,063
             60,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico) (SEG)                          62,850
             50,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                 54,500
             20,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                      19,000
             20,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            19,500
             10,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                      10,475
             25,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                             22,500
             60,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                             65,250
             21,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                  22,575
             20,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %,
                       (13 5/8s, 6/30/00), 2005 (STP)                                                               22,800
             10,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                                6,000
             50,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005                                           56,250
             45,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     44,775
                                                                                                            --------------
                                                                                                                   467,751

Electronics and Electrical Equipment (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                      5,475
              6,430  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                                6,302
              6,823  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                           6,687
             10,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                               9,725
             10,000  Dobson Communications Corp. 11 3/4s, 2007                                                      10,400
             29,715  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                                 24,367
             50,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                     49,000
             30,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             30,450
             70,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                        72,275
             20,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         20,600
             10,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                          9,100
             70,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   67,900
             40,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              30,400
                                                                                                            --------------
                                                                                                                   342,681

Energy-Related (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            585,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                         592,687
             20,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           19,500
            340,000  KN Capital Trust III company guaranty 7.63s, 2028                                             329,800
             10,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                       5,000
            210,000  Quezon Power Ltd. sr. notes 8.86s, 2017 (Philippines)                                         125,242
             20,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        14,600
             30,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                       29,700
                                                                                                            --------------
                                                                                                                 1,116,529

Entertainment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            10,250
             25,000  Aztar Corp. sr. sub. notes 11s, 2002                                                           25,250
             50,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty Ser. B,
                       13s, 2002                                                                                    56,000
             10,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                                    10,200
            175,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                 187,124
            290,000  News America Holdings, Inc. deb. 7.7s, 2025                                                   313,284
             10,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                                10,875
             25,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                     26,250
             30,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 30,000
             30,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                        30,000
             10,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                                8,000
            110,000  Six Flags Corp. sr. sub. notes 12 1/4s, 2005                                                  121,550
            435,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                              531,313
            680,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                              839,895
             25,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                             23,375
             30,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                             30,300
             60,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                        58,800
             40,000  Viacom International, Inc. sub. deb. 8s, 2006                                                  41,300
                                                                                                            --------------
                                                                                                                 2,353,766

Environmental Control (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  ATC Group Services Inc. company guaranty 12s, 2008                                              3,000
            130,000  Waste Management, Inc. notes 6 5/8s, 2002                                                     132,077
            260,000  WMX Technologies, Inc. notes 4.1s, 2002                                                       272,737
                                                                                                            --------------
                                                                                                                   407,814

Food and Beverages (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              37,400
              5,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                          5,450
             10,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                   10,900
             60,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                       61,200
              5,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                                  4,900
             20,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                             18,300
             25,000  Stater Brothers Holdings 144A sr. sub. notes 9s, 2004                                          24,000
                                                                                                            --------------
                                                                                                                   162,150

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Conmed Corp. company guaranty 9s, 2008                                                         10,050
             25,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                                      24,125
             35,000  Global Health Sciences company guaranty 11s, 2008                                              23,800
             10,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                       7,650
             40,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           39,500
             30,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                 29,250
            115,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                                       114,151
             20,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                  9,800
             70,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                 57,400
             80,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                   75,600
             10,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                  8,400
             25,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                          24,750
             50,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                 44,000
             10,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                     8,700
            255,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     263,925
                                                                                                            --------------
                                                                                                                   741,101

Hospital Management and Medical Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                       50,202

Infrastructure (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Cia Latino Americana 144A company guaranty 11 1/8s, 2004
                       (Argentina)                                                                                   3,400

Insurance and Finance (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   25,800
            470,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                434,285
            455,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                       509,231
            130,000  Allstate Financing II company guaranty 7.83s, 2045                                            141,833
            685,000  American General Institute 144A company guaranty 8 1/8s, 2046                                 772,276
            615,000  Associates First Capital Corp. sr. notes 6 1/4s, 2008                                         631,624
              5,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                            5,150
            100,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    79,000
             10,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Luxembourg)                                    8,800
              5,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                                     5,050
             65,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                              17,550
            490,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                                485,629
            300,000  Finova Capital Corp. notes 9 1/8s, 2002                                                       325,422
            325,000  Finova Capital Corp. notes 7.4s, 2007                                                         338,913
            160,000  Finova Capital Corp. notes 6 1/4s, 2002                                                       160,549
            120,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                         125,678
            145,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                            149,047
            280,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                  313,578
            264,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                    268,176
             60,000  Ford Motor Credit Co. notes 5 1/8s, 2001                                                       59,706
            150,000  GS Escrow Corp. 144A sr. notes 7 1/8s, 2005                                                   146,585
            165,000  Hartford Life, Inc. deb. 7.65s, 2027                                                          184,731
            285,000  Household Finance Corp. notes 6 1/2s, 2008                                                    288,563
              5,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                 3,750
            425,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                                         427,644
            650,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                                 643,533
            260,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                   263,141
            250,000  Money Store, Inc. notes 8.05s, 2002                                                           269,635
             10,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                          8,400
             10,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                         11,082
            210,000  Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                        220,773
            125,000  Orange Cogen Funding 144A company guaranty 8.175s, 2022                                       132,788
            505,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                                500,435
            505,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                      502,475
            100,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                                 103,108
            320,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                       6.95s, 2006                                                                                 335,053
            635,000  Provident Companies, Inc. bonds 7.405s, 2038                                                  666,706
             10,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                  5,500
             10,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                               10,248
            100,000  Resource America Inc. 144A sr. notes 12s, 2004                                                 84,000
            400,000  Salomon, Inc. sr. notes 7.3s, 2002                                                            419,464
            505,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                             504,798
            550,000  Sprint Capital Corp. company guaranty 6 7/8s, 2028                                            566,473
            390,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                              389,587
            220,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                                  244,079
            335,000  Sampoerna International Finance Co. 144A company guaranty
                       8 3/8s, 2006 (Indonesia)                                                                    174,200
              5,000  Sovereign Capital Trust company guaranty 9s, 2027                                               4,790
            460,000  The CIT Group, Inc. notes 5 1/2s, 2001                                                        461,426
            530,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                   583,451
            440,000  Toyota Motor Credit Corp. notes 5 5/8s, 2003                                                  441,760
            315,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                         347,202
                                                                                                            --------------
                                                                                                                13,802,677

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                     15,000
             25,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                  27,125
             10,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                        11,500
              5,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                    4,825
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             26,063
             30,000  Mediq, Inc. company guaranty 11s, 2008                                                         28,200
             20,000  Mediq, Inc. deb. zero %, 2009 (STP)                                                             9,400
             60,000  Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s, 2000                               36,000
                                                                                                            --------------
                                                                                                                   158,113

Metals and Mining (--%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                          73,500
             20,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                         19,400
             10,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                           5,400
             10,000  Armco, Inc. sr. notes 9s, 2007                                                                 10,400
             35,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           30,450
             10,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                                   9,900
             40,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                            31,600
            221,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                                      167,960
             20,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                      19,400
             10,000  WHX Corp. sr. notes 10 1/2s, 2005                                                               9,550
                                                                                                            --------------
                                                                                                                   377,560

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Abraxas Petroleum Corp. 144A company guaranty Ser. D,
                       11 1/2s, 2004                                                                                25,800
             50,000  American Eco Corp. company guaranty Ser. B, 9 5/8s, 2008                                       32,500
             40,000  Chesapeake Energy Corp. company guaranty Ser. B, 9 5/8s, 2005                                  36,600
              5,000  CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                       (Argentina)                                                                                   4,900
            525,000  Coastal Corp. bonds 6.95s, 2028                                                               532,980
             10,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                   9,325
             30,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                                  26,250
             10,000  Dailey Petroleum Services Corp. company guaranty 9 1/2s, 2008                                   4,600
             20,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                 18,000
            170,000  Enron Corp. notes 6.4s, 2006                                                                  171,205
            150,000  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019 (Canada)                            142,950
             10,000  Gulf Canada Resources, Ltd. sr. notes 8.3/8s, 2005 (Canada)                                    10,288
            205,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                    211,640
            180,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                        182,554
            635,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                                  599,840
             10,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                         8,000
             10,000  Northern Offshore 144A company guaranty 10s, 2005                                               6,400
             20,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       20,800
             30,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                       31,350
             30,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            23,700
            175,000  Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                                         183,778
            295,000  Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                                 269,789
             20,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           14,000
              5,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                    5,000
            320,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                           112,000
             60,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                           22,800
             23,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                      18,400
                                                                                                            --------------
                                                                                                                 2,725,449

Packaging and Containers (--%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                          5,000
              5,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                        4,950
             15,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                              8,775
                                                                                                            --------------
                                                                                                                    18,725

Paper and Forest Products (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                       (Indonesia)                                                                                  19,350
             40,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                           31,200
             10,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                                            9,800
             20,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                   19,000
             20,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                   20,350
                                                                                                            --------------
                                                                                                                    99,700

Pharmaceuticals (--%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                          59,400

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                    10,225
             10,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                              10,050
             20,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                                 16,400
                                                                                                            --------------
                                                                                                                    36,675

Recreation (--%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                           8,999
             20,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                    20,600
             10,000  Empress River Casino sr. notes 10 3/4s, 2002                                                   10,725
             25,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004                                14,250
            455,000  Mashantucket Pequot Tribe 144A bonds Ser. A, FSA, 6.57s, 2013                                 456,138
             25,000  Mohegan Tribal Gaming Auth. sr. secd. notes Ser. B, 13 1/2s, 2002                              30,688
             25,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                        26,250
             25,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                                         28,250
                                                                                                            --------------
                                                                                                                   595,900

REIT's (Real Estate Investment Trust) (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Avalon Properties, Inc. notes 6 7/8s, 2007                                                    314,624
            295,000  Avalon Properties, Inc. notes 6 5/8s, 2005                                                    288,600
            505,000  Equity Residential Properties notes 6.63s, 2005                                               497,258
            645,000  First Industrial LP med. term notes 7s, 2006                                                  620,935
            345,000  First Industrial Realty Trust, Inc. notes 7.6s, 2007                                          342,195
             60,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                     59,100
            510,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                                            452,513
             80,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                                80,000
             15,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                     15,046
                                                                                                            --------------
                                                                                                                 2,670,271

Retail (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                  19,800
             10,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                    9,800
            295,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                      326,072
             10,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                                  9,825
             20,000  K mart Corp. med. term notes 7.55s, 2004                                                       19,998
             10,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                     10,300
             50,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     49,000
             50,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                      42,500
             10,000  Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                                 9,000
              5,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                    5,475
              5,000  William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                                         5,475
             10,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                       9,700
                                                                                                            --------------
                                                                                                                   516,945

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                           31,350
             20,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                           10,600
             10,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                       (Mexico)                                                                                      8,400
             10,000  TCI Satellite Entertainment, Inc. sr. sub. notes 10 7/8s, 2007                                  4,000
                                                                                                            --------------
                                                                                                                    54,350

Specialty Consumer Products (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                 18,400

Telecommunications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            410,000  AirTouch Communications, Inc. notes 6.65s, 2008                                               426,388
             75,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                        36,750
             20,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               20,000
            390,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                                 379,665
             30,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                     15,450
             70,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                      53,900
             10,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                         5,950
             20,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                       19,000
             25,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                              24,750
             70,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                            19,600
             25,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                       zero % (10 1/8s, 1/15/99), 2004 (STP)                                                        24,813
             10,000  Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                               10,600
             10,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                      8,900
             10,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero % (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                        8,400
DEM         625,000  Colt Telecommunications Group PLC sr. notes
                       8 7/8s, (United Kingdom)                                                                    376,350
DEM         215,000  Colt Telecommunications Group PLC bonds 7 5/8s,
                       2008 (United Kingdom)                                                                       124,388
            $10,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                   4,500
             10,000  CTI Holdings S.A. sr. notes stepped-coupon zero %
                       (11 1/2s,4/15/03), 2008 (Argentina) (STP)                                                     4,550
             30,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                               27,600
             40,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                         28,800
             50,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                   24,000
             10,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             10,100
             10,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                        8,200
             70,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % , 2008 (13, 4/15/03) (STP)                                             20,300
            150,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               150,750
            130,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                                139,100
             80,000  Hyperion Telecommunication Corp. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     59,800
             20,000  Hyperion Telecommunications, Inc. sr. notes Ser. B, 12 1/4s, 2004                              20,700
             25,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                               20,875
            150,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                 77,250
             35,000  Intelcom Group (USA), Inc. company guaranty stepped-coupon
                       zero % (12 1/2s, 5/1/01), 2006 (STP)                                                         25,900
             20,000  Interact Systems, Inc. 144A units stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                     1,000
             65,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                                45,988
             30,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                   29,250
            225,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       190,688
             20,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                               20,200
             25,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                        12,250
             55,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                       26,950
              5,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                   5,500
             10,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           10,275
            505,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                                494,622
             10,000  McCaw International Ltd sr. disc. notes stepped coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                                    5,400
              5,000  MetroNet Communications Corp. sr. disc. notes stepped-coupon
                       zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                                3,300
             80,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s, 2008                                     85,600
             40,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                           24,800
             20,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                           15,050
             80,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                            56,200
             17,000  MJD Communications, Inc. notes Ser. B, FRN, 10s, 2008                                          16,320
             10,000  MJD Communications, Inc. sr. sub. notes Ser. B, 9 1/2s, 2008                                   10,000
             15,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                        16,800
              5,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, (Poland)                                     4,400
             70,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                        29,838
             80,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                           89,000
             40,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                         26,500
             40,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                          24,800
             40,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                        25,300
             65,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 2/15/99), 2004 (STP)                                                         63,700
             30,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                          29,400
             40,000  NTL Inc. 144A sr. notes 11 1/2s, 2008                                                          44,652
             80,000  NTL Inc. 144A sr. notes stepped-coupon zero %
                       (9 3/4s, 4/01/03), 2008 (STP)                                                                51,200
              5,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                       2,450
             20,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          15,100
             20,000  Price Communications Wireless Inc. 144A sr. notes 9 1/8s, 2006                                 20,800
             10,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                  9,150
             70,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                          54,250
             80,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                            60,200
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              17,250
             50,000  Rhythms Netconnections, Inc. sr. disc. notes Ser. B, zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                               20,500
             10,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                          5,650
             10,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                          9,300
             15,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                       17,250
             20,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        17,000
              5,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                                   5,500
            320,000  TCI Communications sr. notes 7 1/8s, 2028                                                     349,882
             10,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                  9,700
              5,000  Telesystem International Wireless Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 (STP)                                  2,000
             50,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                                25,625
             20,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                         19,100
            100,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               106,000
             25,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                14,625
             20,000  US Xchange LLC 144A sr. notes 15s, 2008                                                        21,000
             15,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                   14,985
             85,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                           84,363
             15,000  WinStar Communications. Inc. 144A sr. sub. notes 15s, 2007                                     14,850
             40,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                          31,200
             15,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                         15,600
                                                                                                            --------------
                                                                                                                 4,599,642

Telephone Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                 24,000
             10,000  OnePoint Communications, Corp. 144A sr. notes 14 1/2s, 2008                                     5,590
            260,000  U S West, Inc. notes 5 5/8s, 2008                                                             262,262
                                                                                                            --------------
                                                                                                                   291,852

Textiles (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                    19,700
             50,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                                45,750
              5,000  Glenoit Corp. company guaranty 11s, 2007                                                        4,775
              5,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                           4,975
             10,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                       9,800
                                                                                                            --------------
                                                                                                                    85,000

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            420,000  Burlington Northern Santa Fe bonds 6 7/8s, 2027                                               423,881
            200,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                               204,950
             10,000  Calair LLC company guaranty 8 1/8s, 2008                                                        9,363
             20,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       15,400
             20,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                         17,000
             20,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                      6,400
            515,000  Continental Airlines, Inc. pass-through certificates Ser. 981C,
                       6.541s, 2009                                                                                499,777
            615,000  Continental Airlines, Inc. pass-thru certificates Ser. 98-2,
                       6.32s, 2008                                                                                 615,000
            700,000  CSX Corp. deb. 7.95s, 2027                                                                    790,804
             35,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                       (Greece)                                                                                     33,250
             10,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                11,100
             10,000  International Shipholding Corp. sr. notes 9s, 2003                                             10,288
             80,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         76,800
             10,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                                10,550
             20,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  19,500
             10,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                               6,500
             10,000  MCII Holdings sec. notes stepped-coupon 12s, 2002                                               7,600
            610,000  Norfolk Southern Corp. bonds 7.05s, 2037                                                      647,826
             10,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                       5,400
             10,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                              8,750
             50,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             35,250
                                                                                                            --------------
                                                                                                                 3,455,389

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                             245,448
             60,000  Cleveland Electric Illuminating Co. bonds 6.86s, 2008                                          58,350
            140,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                       142,857
            320,000  CMS Energy Corp. pass-through certificates 7s, 2005                                           315,053
            280,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                                  288,498
            190,000  Connecticut Light & Power Co. 1st mtge. Ser. C, 7 3/4s, 2002                                  197,116
            100,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                                       105,867
            297,000  EIP Funding-Public Service Co. of New Mexico deb.
                       10 1/4s, 2012                                                                               354,158
              5,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                               5,518
            385,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                           400,866
            255,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                              252,414
             81,968  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                           85,969
             10,000  Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                                            11,620
             20,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000
                       (Philippines)                                                                                21,034
            100,000  Niagara Mohawk Power Corp. sr. disc. notes Ser. H,
                       8 1/2s, 2010                                                                                 75,250
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                      63,893
             20,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      20,613
             74,651  Northeast Utilities System notes Ser. A, 8.58s, 2006                                           80,390
            164,726  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          170,469
            160,000  Public Service of New Mexico Co. sr. notes Ser. B, 7 1/2s, 2018                               154,896
            250,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                       263,513
            400,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                        436,544
            345,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                                375,181
                                                                                                            --------------
                                                                                                            $    4,125,517
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $51,147,271)                                     $   50,928,701

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       50,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                        $       33,375
          4,030,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                3,410,388
             30,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                          24,413
          6,240,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                             6,349,200
          3,780,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                       1,039,500
             25,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                            31,250
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $11,116,748)                                   $   10,888,126

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      122,663  Amresco Commercial Mortgage Funding I Ser. 97-C1,
                       Class A1, 6.73s, 2029                                                                $      125,453
                     Chase Mortgage Finance Corp.
            125,566    Ser. 93-3, Class B13, 7.461s                                                                112,382
            215,000    6 3/4s, 2028                                                                                216,478
                     Commercial Mortgage Acceptance Corp.
             55,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                            54,639
            760,000    Ser. 97-ML1, Class A3, 6.57s, 2007                                                          794,794
            250,000    Ser. 97-ML1, Class A2, 6.53s, 2007                                                          260,469
            780,000    6.03s, 2008                                                                                 786,825
                     Fannie Mae Strip
             20,154    Ser. 240, Class 2, 7s, 2023                                                                   3,577
            585,644    Ser. 290, Interest Only(IO), 6.5, 2024                                                      118,044
            429,646    Ser. 294, Class 1, zero %, 2028                                                             363,185
            110,000  Freddie Mac, Ser. 2040, Class PE, 7 1/2s, 2028                                                118,666
                     Freddie Mac Strip
            621,167    Ser. 194, IO, 6.5s, 2028                                                                    141,413
             60,130    Ser. 199, IO, 6.5s, 2028                                                                     13,661
                     First Union-Lehman Brothers Commercial Mortgage Co.
            285,000    Ser. 97-C2, Class D, 7.12s, 2012                                                            278,688
            470,000    Ser. 98-C2, Class D, 6.778s, 2013                                                           445,288
            185,000    Ser. 97-C2, Class A3, 6.65s, 2007                                                           194,467
          9,105,000    Ser. 98-C2, Class IO, 0.815s, 2028                                                          375,581
            195,969  GE Capital Mortgage Services, Inc. 144A Ser. 94-12,
                       Class B3, 6s, 2009                                                                          176,250
                     GMAC Commercial Mortgage Securities Inc.
            373,000    Ser. 98-C1, Class E, 7.153s, 2030                                                           371,616
            518,582    Ser. 98-C1, Class A1, 6.44s, 2030                                                           534,464
            392,725    Ser. 98-C2, Class A2, 6.42s, 2008                                                           406,915
                     GS Mortgage Securities Corp. II
            170,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                         165,750
            120,000    Ser. 98-GLII, Class A2, 6.562s, 2031                                                        125,175
                     Housing Securities Inc.
             28,783    Ser. 91-B, Class B6, 9s, 2006                                                                28,765
            302,886    Ser. 93-F, Class F9M2, 7s, 2023                                                             288,594
             17,428    Ser. 93-J, Class J4, 6.66s, 2009                                                             16,879
             17,243    Ser. 93-J, Class J5, 6.66s, 2009                                                             14,387
             19,785    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                           17,893
            114,000  Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class D,
                       6.96s, 2030                                                                                 113,003
                     Morgan Stanley Capital I
            175,000    Ser. 96-WF1, Class A2, 7.218s, 2006                                                         186,566
             90,000    Ser. 98-XL1, Class E, 6.988s, 2030                                                           89,381
                     Prudential Home Mortgage Securities
             79,090    Ser. 92-25, Class B3, 8s, 2022 (In default) (NON)                                            80,746
             81,076    Ser. 94-A, Class 4B, 7 1/2s, 2007                                                            74,894
            291,579    Ser. 94-A, Class 4B, 6.802s, 2024                                                           274,996
                     Prudential Home Mortgage Securities 144A
             82,821    Ser. 94-31, Class B3, 8s, 2009                                                               78,822
            130,329    Ser. 95-C, Class B1, 7.815s, 2001                                                           130,065
            449,079    Ser. 95-D, Class 5B, 7.54s, 2018                                                            346,496
             88,863    Ser. 94-D, Class B4, 6.312s, 2023                                                            85,906
            188,690    Ser. 94-D, Class 3B, 6.311s, 2009                                                           186,508
             52,130    Ser. 93-31, Class B2, 6s, 2000                                                               45,875
            360,000  Residential Asset Securitization Trust Ser. 98, Class A12,
                       8s, 2028                                                                                    376,988
            195,207  Ryland Mortgage Securities Corp. Ser. 94-7C, Class B2,
                       7.358s, 2025                                                                                200,118
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations (cost $8,886,726)                            $    8,820,662

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                200  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $       16,150
             95,000  K mart Financing $3.875 cum. cv. pfd.                                                       5,575,313
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $5,012,768)                                   $    5,591,463

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
DEM         630,000  Germany (Federal Republic of) Unity Fund bonds
                       8s, 2002                                                                             $      421,574
DEM       2,080,000  Germany (Federal Republic of) bonds Ser. 98,
                       5 5/8s, 2028                                                                              1,374,060
USD         660,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                               725,327
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $2,285,540)                                                                    $    2,520,961

PREFERRED STOCKS (--%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                100  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                          $        5,138
                169  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                          20,153
                 20  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                             16,800
                154  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                             17,364
                 20  Dobson Communications 144A $12.25 pfd.(PIK)                                                    18,400
                  8  El Paso Electric Co. $11.40 pfd (PIK)                                                             850
                 15  Fresenius Medical Care Capital Trust I company guaranty,
                       Ser. D, 9.00s, pfd. (Germany)                                                                15,675
                 85  Fresenius Medical Capital Trust II company guaranty 7.875% pfd.
                       (Germany)                                                                                    84,363
                 25  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                             25,875
                228  Nebco Evans Holding Co. 144A 11.25% pfd. (PIK)                                                 11,400
                408  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                             21,828
                  5  Paxson Communications Corp.13.25% cum. pfd. (PIK)                                              43,750
                219  Public Service Co. of New Hampshire $2.65 1st mtge. pfd.                                        5,694
                189  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                              22,680
                 40  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                            40,300
                 27  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                      1,620
                440  Webster Financial $7.375 pfd.                                                                 469,836
                 20  WinStar Communications, Inc. 144A 14.25% pfd.(PIK)                                             17,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $828,219)                                                 $      838,726

ASSET-BACKED SECURITIES (--%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      341,089  Green Tree Recreational Equipment & Cons. Ser. 98-A,
                       Class A1C, 6.18s, 2019                                                               $      345,260
          2,410,000  Lehman Manufactured Housing Ser. 98-1,
                       Class 1 IO, 0.819s, 2028                                                                     96,965
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $481,513)                                          $      442,225

UNITS (--%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                 10  Bestel S.A.de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (Mexico) (STP)                                               $        6,000
                 20  Birch Telecom, Inc. 144A units 14s, 2008                                                       18,600
                 40  Diva Systems Corp. 144A units stepped-coupon zero %
                       (13s, 5/15/01), 2008 (STP)                                                                   12,000
                 20  Telehub Communications Corp. units stepped-coupon
                       zero % (13 7/8s,7/31/02), 2005 (STP)                                                         10,600
                 15  Transam Refinance, Inc. 144A units 16s, 2003                                                    5,250
                                                                                                            --------------
                     Total Units (cost $76,878)                                                             $       52,450

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                 35  Allegiance Telecom, Inc.                                                   2/3/08      $          560
                 70  Cellnet Data Systems, Inc.                                                 9/15/07              1,400
                 10  Club Regina, Inc. 144A                                                     12/1/04                 10
                 10  Colt Telecommunications Group PLC                                          12/31/06             2,400
                135  Consorcio Ecuatoriano 144A (Equador)                                       12/31/06                68
                325  DTI Holdings Inc.                                                          3/1/08                  16
                 10  Esat Holdings, Inc. (Ireland)                                              2/1/07                 665
                 70  Firstworld Communication                                                   12/1/06                700
                197  Fitzgeralds Gaming Co.                                                     12/19/98                98
                 15  Globalstar Telecom 144A                                                    2/15/04                900
                 25  Hyperion Telecommunications 144A                                           4/15/01              1,533
                 25  Intermedia Communications                                                  8/1/03               1,177
                 25  KMC Telecom Holdings, Inc.                                                 4/15/08                 63
                 25  Knology Holdings, Inc. 144A                                                10/15/07                38
                 30  Long Distance International, Inc. 144A                                     4/13/08                 75
                 10  McCaw International Ltd.                                                   4/15/07                 40
                 10  Onepoint Communications, Inc.                                              6/1/08                  10
                 20  Pathnet, Inc. 144A                                                         4/15/08                200
                200  Rhythms Netcon 144A                                                        5/15/08              1,500
                 10  Spanish Broadcasting Systems 144A                                          6/30/99              2,050
                 20  STARTEC Global Communications Corp.                                        5/15/08                  5
                 10  Sterling Chemicals Holdings                                                8/15/08                120
                 40  UIH Australia/Pacific, Inc. 144A                                           5/15/06                200
                 15  Versatel 144A                                                                                     180
                                                                                                            --------------
                     Total Warrants (cost $14,193)                                                          $       14,008

SHORT-TERM INVESTMENTS (3.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,000,000  Federal Home Loan Mortgage Corp. effective yield of 5.03s,
                       December 21, 1998                                                                    $   24,930,139
         42,895,000  Interest in $756,318,000 joint repurchase agreement dated
                       November 30, 1998 with Merrill Lynch, Pierce, Fenner &
                       Smith due December 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of $42,901,315
                       for an effective yield of 5.30%                                                          42,901,315
                                                                                                            --------------
                     Total Short-Term Investments (cost $67,831,454)                                        $   67,831,454
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,608,352,875) (b)                                            $1,823,609,288
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,822,297,439.

  (b) The aggregate identified cost on a tax basis is $1,609,469,473, resulting in gross unrealized appreciation and depreciation of $286,360,827 and $72,221,012, respectively, or net unrealized appreciation of $214,139,815.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $32,204 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at November 30, 1998, which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at November 30, 1998
                            Market    Aggregate Face      Delivery  Unrealized
                             Value        Value            Date    Appreciation
-------------------------------------------------------------------------------
Deutschemarks            $4,251,405    $4,177,756       12/16/98     $ 73,649
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at November 30, 1998
                            Market    Aggregate Face      Delivery  Unrealized
                             Value        Value            Date    Depreciation
-------------------------------------------------------------------------------
Deutschemarks            $6,453,323    $6,337,795       12/16/98    $(115,528)
-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998
                            Total     Aggregate Face    Expiration  Unrealized
                            Value         Value           Date     Appreciation
-------------------------------------------------------------------------------
US Treasury Bonds
20-yr (Long)             $3,758,219    $3,701,896         Mar-99     $ 56,323
-------------------------------------------------------------------------------
TBA Sales Commitments at November 30, 1998
(Premium received $220,865)
                                          Principal     Settlement      Market
Agency                                     Amount          Date         Value
-------------------------------------------------------------------------------
FHLMC, 7s, December 1999                 $ 217,000       12/10/98     $ 221,475
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,608,352,875) (Note 1)    $1,823,609,288
-----------------------------------------------------------------------------------------------
Cash                                                                                    646,936
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     5,391,133
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,697,087
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       24,483,022
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          35,594
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                           73,649
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          5,021
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,856,941,730

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    90,988
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     25,826,380
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,656,812
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,311,274
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               94,861
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,911
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,204
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,023,806
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                             115,528
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $220,865) (Note 3)                 221,475
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  282,052
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    34,644,291
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,822,297,439

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,438,030,838
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            267,930
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              168,732,815
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   215,265,856
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,822,297,439

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,114,690,452 divided by 65,805,672 shares)                                            $16.94
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.94)*                                  $17.97
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($638,659,549 divided by 37,953,006 shares)**                                            $16.83
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($58,890,922 divided by 3,495,610 shares)                                                $16.85
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.85)*                                  $17.46
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($10,056,516 divided by 593,590 shares)                                                  $16.94
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $50,751)                                          $ 32,079,193
-----------------------------------------------------------------------------------------------
Interest                                                                             11,068,488
-----------------------------------------------------------------------------------------------
Total investment income                                                              43,147,681

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,079,077
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,484,130
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        31,222
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         19,096
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,520,043
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 5,668,308
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   418,641
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 137,179
-----------------------------------------------------------------------------------------------
Auditing                                                                                 54,546
-----------------------------------------------------------------------------------------------
Legal                                                                                    14,550
-----------------------------------------------------------------------------------------------
Postage                                                                                 243,463
-----------------------------------------------------------------------------------------------
Other                                                                                    97,977
-----------------------------------------------------------------------------------------------
Total expenses                                                                       20,768,232
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (594,699)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         20,173,533
-----------------------------------------------------------------------------------------------
Net investment income                                                                22,974,148
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    166,543,705
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         273,160
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                      7,619
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                     (180,427)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities
in foreign currencies during the year                                                  (312,342)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures, written
options, and TBA sale commitments during the year                                    (3,685,001)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             162,646,714
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $185,620,862
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended November 30
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $22,974,148     $19,540,090
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       166,644,057     119,363,105
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     (3,997,343)     86,444,086
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                185,620,862     225,347,281
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (15,753,429)    (13,929,347)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (4,888,322)     (4,359,159)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (600,344)       (540,928)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (43,816,633)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (23,667,013)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,487,768)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   336,733,983     374,993,087
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        431,141,336     581,510,934

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,391,156,103     809,645,169
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $267,930 and $1,263,288, respectively)                                 $1,822,297,439  $1,391,156,103
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                         Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $16.04           $13.29           $10.93            $8.49            $8.67
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .27(c)           .30              .31              .32              .32
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.68             2.74             2.37             2.44             (.18)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.95             3.04             2.68             2.76              .14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.28)            (.29)            (.32)            (.32)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                       (.77)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.05)            (.29)            (.32)            (.32)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $16.94           $16.04           $13.29           $10.93            $8.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           12.91            23.15            24.96            33.17             1.59
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,114,690         $878,766         $566,133         $391,551         $304,124
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .99             1.06             1.09             1.13             1.04
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.68             2.02             2.61             3.32             3.67
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              94.77            82.48            67.56            70.39            82.49
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 For the period
Per-share                                                                                                        Sept. 13, 1993+
operating performance                                      Year ended November 30                                  to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.95           $13.23           $10.89            $8.46            $8.65            $8.66
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .15(c)           .19              .21              .23              .26              .06(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.66             2.73             2.37             2.46             (.18)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.81             2.92             2.58             2.69              .08             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.16)            (.20)            (.24)            (.26)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
From net
Realized gains                      (.77)              --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.93)            (.20)            (.24)            (.26)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.83           $15.95           $13.23           $10.89            $8.46            $8.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          12.04            22.24            24.06            32.30              .86             (.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $638,660         $463,506         $221,259          $83,646          $32,114          $14,800
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.74             1.81             1.84             1.87             1.78              .44*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .95             1.25             1.86             2.63             3.02              .55*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             94.77            82.48            67.56            70.39            82.49           125.85(d)
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
Per-share                                                                                                          Dec. 2, 1994+
operating performance                                                       Year ended November 30                  to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $15.96           $13.23           $10.89            $8.45
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .19(c)           .23              .25              .28(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.67             2.73             2.36             2.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.86             2.96             2.61             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.23)            (.27)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                                        (.77)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.97)            (.23)            (.27)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $16.85           $15.96           $13.23           $10.89
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            12.35            22.58            24.35            32.89*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $58,891          $48,884          $22,254           $7,051
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.49             1.56             1.59             1.60*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.17             1.50             2.11             2.99*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               94.77            82.48            67.56            70.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
Per-share                                                                                                           Oct. 1, 1998+
operating performance                                                                                                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $14.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      2.01
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net
realized gains                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $16.94
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                               13.84*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $10,057
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .12*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .33*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  94.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes the impact of assets received from the Putnam Equity Income Fund, formerly known as Putnam Total Return Fund.




Notes to financial statements
November 30, 1998

Note 1
Significant accounting policies

Putnam Equity Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.

The fund offers class A, class B, class M and class Y shares. The fund began offering class Y shares on October 1, 1998. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares which are sold at net asset value, are generally subject to the same expenses as class A, class B and Class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investments Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bond, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains, nontaxable dividends, defaulted bond interest, unrealized gains on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1998, the fund reclassified $2,727,411 to decrease undistributed net investment income and $19,469 to increase paid-in-capital, with an increase to accumulated net realized gains of $2,707,942. The calculation of net investment income per share in the financial highlights table excludes these adjustments

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.395% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1998, fund expenses were reduced by $594,699 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,420 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $712,387 and $35,548 from the sale of class A and class M shares, respectively and $814,842 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $21,919 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,602,720,830 and $1,373,658,540, respectively. Purchases and sales of U.S. government obligations aggregated $122,629,270, and $100,308,116, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                                Contract            Premiums
                                                 Amounts            Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of year                              $2,400,000             $15,249
-----------------------------------------------------------------------------
Options opened
-----------------------------------------------------------------------------
Options expired
-----------------------------------------------------------------------------
Options closed                                 (2,400,000)            (15,249)
-----------------------------------------------------------------------------
Written options
outstanding at
end of year                                    $        --            $    --
-----------------------------------------------------------------------------

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                           Year ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,169,953       $344,177,669
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,840,524         43,521,128
-----------------------------------------------------------------------------
                                                24,010,477        387,698,797

Shares
repurchased                                    (12,978,540)      (209,394,730)
-----------------------------------------------------------------------------
Net increase                                    11,031,937       $178,304,067
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     23,424,260       $341,520,121
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      772,535         11,185,040
-----------------------------------------------------------------------------
                                                24,196,795        352,705,161

Shares
repurchased                                    (12,018,914)      (175,195,821)
-----------------------------------------------------------------------------
Net increase                                    12,177,881       $177,509,340
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,303,591       $279,177,147
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,488,102         22,610,691
-----------------------------------------------------------------------------
                                                18,791,693        301,787,838

Shares
repurchased                                     (9,903,764)      (159,004,351)
-----------------------------------------------------------------------------
Net increase                                     8,887,929       $142,783,487
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,610,564       $312,136,112
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      258,530          3,731,249
-----------------------------------------------------------------------------
                                                21,869,094        315,867,361

Shares
repurchased                                     (9,531,821)      (137,987,600)
-----------------------------------------------------------------------------
Net increase                                    12,337,273       $177,879,761
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,517,130        $24,681,871
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      168,430          2,563,922
-----------------------------------------------------------------------------
                                                 1,685,560         27,245,793

Shares
repurchased                                     (1,252,920)       (20,406,487)
-----------------------------------------------------------------------------
Net increase                                       432,640        $ 6,839,306
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,338,352        $33,895,325
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       33,951            492,595
-----------------------------------------------------------------------------
                                                 2,372,303         34,387,920

Shares
repurchased                                       (990,948)       (14,783,934)
-----------------------------------------------------------------------------
Net increase                                     1,381,355        $19,603,986
-----------------------------------------------------------------------------

                                                     For the period October 1
                                                   (Commencement of operations)
                                                       to November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        670,650        $10,073,469
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   670,650         10,073,469

Shares
repurchased                                        (77,060)        (1,266,346)
-----------------------------------------------------------------------------
Net increase                                       593,590        $ 8,807,123
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $133,142,100 as capital gain, for its taxable year ended November 30, 1998.

The fund has designated 35.1% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Edward H. D'Alelio
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Equity Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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PUTNAM
INVESTMENTS
---------------------

AN020-48658 012/192/626/ 1/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Equity Income Fund
Supplement to Annual Report dated November 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans, including corporate IRAs, investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, and class M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 11/30/98:                               NAV

1 year                                                  12.92%
Life of fund (since class A inception, 6/15/77)       1205.74
Annual average                                          12.62
----------------------------------------------------------------------------
Share value:                                              NAV

10/1/98 (class Y inception date)                       $14.88
11/30/98                                               $16.94
----------------------------------------------------------------------------
Distributions      No.      Income       Capital gains      Total

                    0         --             --               --
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (10/1/98) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.